3 - Investment Securities: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2017

Obligations of states and
political subdivisions	$ 187,508,758	$ 7,027,704	$ (935,219)	$ 193,601,243
Mutual funds	10,261,379	263,971	(16,397)	10,508,953
Corporate securities	130,316	327,519	--	457,835
	$ 197,900,453	$ 7,619,194	$ (951,616)	$ 204,568,031

December 31, 2016
Obligations of states and
political subdivisions	$ 168,713,137	$ 3,190,182	$ (5,103,788)	$ 166,799,531
Corporate securities	130,316	260,797	--	391,113
	$ 168,843,453	$ 3,450,979	$ (5,103,788)	$ 167,190,644